Award Timing Disclosure	12 Months Ended
	Jun. 28, 2024	Sep. 13, 2023	Sep. 11, 2023 USD ($) shares $ / shares	Sep. 08, 2023
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company currently maintains two pay recovery policies applicable to executive officers. The first Pay Recovery Policy is intended to eliminate any reward for intentional misrepresentation of financial results. It provides standards for recovering compensation from our executive officers and other officers who hold the position of Senior Vice President and above (collectively, "Designated Officers"), where such compensation was based on incorrectly reported financial results due to the fraud or willful misconduct of such Designated Officer. The Designated Officer's repayment obligation applies to any cash bonus paid, share award issued (whether or not vested) and/or vested during the covered period (as defined below) or options exercised during the period commencing with the date that is four years prior to the beginning of the fiscal year in which a restatement is announced, and ending on the date recovery is sought (the "covered period").
The second policy is our Executive Compensation Recovery Policy adopted by the Compensation and People Committee and effective as of December 13, 2023. This policy was adopted to comply with Section 10D of the Exchange Act and the Nasdaq listing standards adopted in 2023 as mandated by the Dodd-Frank Act. Under the policy, which applies to the company's current and former "officers" under Rule 16a-1(f) of the Exchange Act, the Company must recover erroneously awarded, incentive-based compensation on a pre-tax basis, subject to very limited exceptions, to the extent the applicable financial reporting measure was attained during the three-year period preceding the date the Company is required to prepare an accounting restatement. Recovery is triggered by accounting restatements that correct errors that are material to previously issued financial statements, as well as restatements that correct errors that are not material to previously issued financial statement but would result in a material misstatement if (a) the errors were left uncorrected in the current report or (b) the error correction was recognized in the current period. The policy requires recovery regardless of whether a covered person engaged in any misconduct or is at fault.
Practices Related to the Grant of Equity Awards

Stock option and other annual equity award grants are generally made to executive officers on an annual basis according to a pre-established schedule that coincides with the Company’s fiscal year-based performance management cycle, allowing the Board and Compensation and People Committee to grant equity awards close in time to performance appraisals. Annual equity-based compensation awards to our executive officers are approved annually at the July meeting of the Board (for our CEO) or the Compensation and People Committee (for all other executive officers), with a grant date that has historically occurred in September. The dates of these meetings are generally scheduled at least one year in advance.
In addition, with respect to the timing of our equity award grants:
■We do not time equity-based awards in coordination with the release of material, non-public information and have never had a practice of doing so; and
■We have never timed and do not plan to time the release of material, non-public information for the purpose of affecting the value of employee or Board compensation.
The following table presents information regarding options issued to our NEOs in fiscal year 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

William D. Mosley	9/11/2023	141,600	$64.31	2,553,855	1.37%(1)
					2.44%(2)
Gianluca Romano	9/11/2023	72,320	$64.31	1,304,342	1.37%(1)
					2.44%2)
Ban Seng Teh	9/11/2023	42,180	$64.31	760,746	1.37%(1)
					2.44%(2)
(1)    Represents the percentage change in connection with the Form 8-K filed by the Company on September 8, 2023. We note that the Form 8-K reported the final terms of a convertible debt offering (the "Debt Offering"), which was initially announced on September 6, 2023. The exercise price of the award was determined following the close of market on September 11, 2023.
(2)    Represents the percentage change in connection with the Form 8-K filed by the Company on September 13, 2023. We note that the Form 8-K reported the closing of the previously announced Debt Offering.

Award Timing Method
Stock option and other annual equity award grants are generally made to executive officers on an annual basis according to a pre-established schedule that coincides with the Company’s fiscal year-based performance management cycle, allowing the Board and Compensation and People Committee to grant equity awards close in time to performance appraisals. Annual equity-based compensation awards to our executive officers are approved annually at the July meeting of the Board (for our CEO) or the Compensation and People Committee (for all other executive officers), with a grant date that has historically occurred in September. The dates of these meetings are generally scheduled at least one year in advance.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company currently maintains two pay recovery policies applicable to executive officers. The first Pay Recovery Policy is intended to eliminate any reward for intentional misrepresentation of financial results. It provides standards for recovering compensation from our executive officers and other officers who hold the position of Senior Vice President and above (collectively, "Designated Officers"), where such compensation was based on incorrectly reported financial results due to the fraud or willful misconduct of such Designated Officer. The Designated Officer's repayment obligation applies to any cash bonus paid, share award issued (whether or not vested) and/or vested during the covered period (as defined below) or options exercised during the period commencing with the date that is four years prior to the beginning of the fiscal year in which a restatement is announced, and ending on the date recovery is sought (the "covered period").
The second policy is our Executive Compensation Recovery Policy adopted by the Compensation and People Committee and effective as of December 13, 2023. This policy was adopted to comply with Section 10D of the Exchange Act and the Nasdaq listing standards adopted in 2023 as mandated by the Dodd-Frank Act. Under the policy, which applies to the company's current and former "officers" under Rule 16a-1(f) of the Exchange Act, the Company must recover erroneously awarded, incentive-based compensation on a pre-tax basis, subject to very limited exceptions, to the extent the applicable financial reporting measure was attained during the three-year period preceding the date the Company is required to prepare an accounting restatement. Recovery is triggered by accounting restatements that correct errors that are material to previously issued financial statements, as well as restatements that correct errors that are not material to previously issued financial statement but would result in a material misstatement if (a) the errors were left uncorrected in the current report or (b) the error correction was recognized in the current period. The policy requires recovery regardless of whether a covered person engaged in any misconduct or is at fault.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

William D. Mosley	9/11/2023	141,600	$64.31	2,553,855	1.37%(1)
					2.44%(2)
Gianluca Romano	9/11/2023	72,320	$64.31	1,304,342	1.37%(1)
					2.44%2)
Ban Seng Teh	9/11/2023	42,180	$64.31	760,746	1.37%(1)
					2.44%(2)
(1)    Represents the percentage change in connection with the Form 8-K filed by the Company on September 8, 2023. We note that the Form 8-K reported the final terms of a convertible debt offering (the "Debt Offering"), which was initially announced on September 6, 2023. The exercise price of the award was determined following the close of market on September 11, 2023.
(2)    Represents the percentage change in connection with the Form 8-K filed by the Company on September 13, 2023. We note that the Form 8-K reported the closing of the previously announced Debt Offering.

William D. Mosley [Member]
Awards Close in Time to MNPI Disclosures
Name			William D. Mosley
Underlying Securities | shares			141,600
Exercise Price | $ / shares			$ 64.31
Fair Value as of Grant Date | $			$ 2,553,855
Underlying Security Market Price Change		0.0244		0.0137
Gianluca Romano [Member]
Awards Close in Time to MNPI Disclosures
Name			Gianluca Romano
Underlying Securities | shares			72,320
Exercise Price | $ / shares			$ 64.31
Fair Value as of Grant Date | $			$ 1,304,342
Underlying Security Market Price Change		0.0244		0.0137
Ban Seng Teh [Member]
Awards Close in Time to MNPI Disclosures
Name			Ban Seng Teh
Underlying Securities | shares			42,180
Exercise Price | $ / shares			$ 64.31
Fair Value as of Grant Date | $			$ 760,746
Underlying Security Market Price Change		0.0244		0.0137